Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents	$ 511,454	$ 2,992,032
Other receivables	6,858,500	6,858,500
Total current assets	7,369,954	9,850,532
Investment in subsidiaries	70,724,772	64,624,960
TOTAL ASSETS	78,094,726	74,475,492
Current liabilities:
Accrued expenses and other current liabilities	91,500	66,500
Total current liabilities	91,500	66,500
TOTAL LIABILITIES	91,500	66,500
COMMITMENTS AND CONTIGENCIES
Shareholders’ equity:
Common stock, $0.0002 par value, 250,000,000 shares authorized, 14,279,182 and 14,259,182 shares issued and outstanding, respectively	2,856	2,852
Additional paid-in capital	67,329,705	67,280,709
Retained earnings	8,624,437	7,554,210
Accumulated other comprehensive income	2,046,228	(428,779)
Total equity	78,003,226	74,408,992
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 78,094,726	$ 74,475,492